Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 26, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000027887
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 27,328	$ 24,630	$ 23,295	$ 27,269		$ 20,036	$ 16,090	$ 15,073	$ 13,462	$ 10,983	$ 11,017	$ 10,000
C000027884
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 25,514	23,053	21,858	25,651		18,894	15,211	14,286	12,790	10,462	10,520	9,575
C000027886
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 24,708	22,494	21,489	25,408		18,858	15,296	14,476	13,058	10,762	10,907	10,000
C000027890
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 27,608	24,881	23,526	27,531		20,227	16,237	15,197	13,557	11,035	11,041	10,000
C000230903
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,119	9,114	8,614	10,077	$ 10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,117	19,755	17,496	19,545		14,676	13,690	13,298	11,984	10,238	10,283	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,117	19,755	17,496	19,545		14,676	13,690	13,298	11,984	10,238	10,283	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,117	19,755	17,496	19,545		14,676	13,690	13,298	11,984	10,238	10,283	10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 23,117	19,755	17,496	19,545		$ 14,676	$ 13,690	$ 13,298	$ 11,984	$ 10,238	$ 10,283	$ 10,000
AllianceBernstein Index: MSCI ACWI (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (net)
Account Value	$ 11,789	$ 10,074	$ 8,923	$ 9,968	$ 10,000